Non-current and current financial debts - Schedule of financial debts (Details) € in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 06, 2022 USD ($)	May 31, 2022 USD ($)	May 31, 2022 EUR (€)	May 27, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	$ 4,538,000,000		$ 4,676,000,000
Total current financial debts	105,000,000		63,000,000
Total financial debts	4,643,000,000		4,739,000,000
Cumulative Effect, Period of Adoption, Adjustment
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts			82,000,000
Total current financial debts			(82,000,000)
Local facilities, Japan
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	0		110,000,000
Total current financial debts	$ 26,000,000		0
Series 2026 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	2.75%	2.75%
Total non-current financial debts	$ 499,000,000		498,000,000
Series 2028 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	2.375%	2.375%			2.375%	2.375%
Total non-current financial debts	$ 517,000,000		549,000,000
Total financial debts	$ 521,000,000	€ 500			$ 537,000,000	€ 500
Series 2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	3.00%	3.00%
Total non-current financial debts	$ 995,000,000		994,000,000
Series 2030 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	2.60%	2.60%					2.60%
Total non-current financial debts	$ 746,000,000		746,000,000
Total financial debts							$ 750,000,000
Series 2032 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	5.375%	5.375%		5.375%
Total non-current financial debts	$ 694,000,000		693,000,000
Total financial debts				$ 700,000,000
Series 2049 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	3.80%	3.80%
Total non-current financial debts	$ 495,000,000		494,000,000
Series 2052 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	5.75%	5.75%		5.75%
Total non-current financial debts	$ 592,000,000		592,000,000
Total financial debts				$ 600,000,000
Revolving facility, floating rate due 2029
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	0		0
All others
Disclosure of detailed information about borrowings [line items]
Total current financial debts	67,000,000		48,000,000
Other short-term financial debts, floating rate
Disclosure of detailed information about borrowings [line items]
Total current financial debts	8,000,000		5,000,000
Derivatives
Disclosure of detailed information about borrowings [line items]
Total current financial debts	4,000,000		10,000,000
Total financial debts	$ 4,000,000		$ 10,000,000